Annual Total Returns- Vanguard Short-Term Corporate Bond Index Fund (ETF Shares) [BarChart] - ETF Shares - Vanguard Short-Term Corporate Bond Index Fund - ETF Shares	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	5.51%	2.94%	5.74%	1.37%	1.96%	1.25%	2.63%	2.45%	0.91%	6.85%